Schedule of Amounts Receivable (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Amounts Receivable
Accounts receivable	$ 1,403,781	$ 4,207,739
GST receivable	46,642	71,284
Interest receivable	44,339	52,538
Due from related parties	35,295	3,913
Other	63,288	2,351
Amounts receivable	$ 1,593,345	$ 4,337,825